UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-04409
Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	August 31
Date of Reporting Period:	November 30, 2005

Item 1. Schedule of Investments

Eaton Vance Alabama Municipals Fund                                                                                 as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.0%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 3.5%
$1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$1,028,740
1,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	1,035,620
		$2,064,360
Escrowed / Prerefunded — 3.5%
2,000	Tallassee IDB, (United Technologies), Prerefunded to 8/1/06, 6.10%, 8/1/14	2,076,720
		$2,076,720
General Obligations — 4.4%
1,125	Huntsville, 5.25%, 5/1/31	1,190,419
550	Puerto Rico, 0.00%, 7/1/15	363,407
1,000	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	1,027,770
		$2,581,596
Hospital — 5.7%
1,250	Huntsville, Health Care Authority, 5.75%, 6/1/31	1,311,038
1,000	Marshall County, Health Care Authority, 5.75%, 1/1/32	1,045,150
885	Oneonta Eastern Healthcare Facility Financing Authority, 7.75%, 7/1/21	974,792
		$3,330,980
Industrial Development Revenue — 5.6%
600	Butler, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	567,942
1,000	Courtland, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	1,070,930
750	Phenix County, Industrial Development Board Environmental Improvements, 6.10%, 5/15/30	795,248
1,180	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	816,171
		$3,250,291
Insured-Education — 11.6%
750	Auburn University, (MBIA), 5.00%, 6/1/26	769,755
250	Auburn, School Improvements, (AMBAC), 4.375%, 8/1/35	232,410
1,110	Montgomery Public Educational Building Authority (Alabama State University), (XLCA), 5.25%, 10/1/25	1,197,945
7,500	University of South Alabama, (AMBAC), 0.00%, 11/15/16	4,617,825
		$6,817,935

1

Insured-Electric Utilities — 0.3%
$165	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 9.187%, 7/1/29 (1)(2)	$197,135
		$197,135
Insured-Escrowed/Prerefunded — 7.6%
1,060	Alabama State University, (MBIA), Prerefunded to 1/1/12, 5.25%, 3/1/33 (3)	1,159,375
1,310	Jefferson County, Sewer, (FGIC), Prerefunded to 2/1/09, 5.00%, 2/1/33	1,381,277
1,190	Jefferson County, Sewer, (FGIC), Prerefunded to 2/1/09, 5.00%, 2/1/33	1,257,318
250	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 6.824%, 7/1/28 (1)(4)	272,120
330	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	381,110
		$4,451,200
Insured-General Obligations — 12.2%
1,500	Etowah County, Board of Education, (FSA), 5.00%, 9/1/28	1,548,030
2,000	Gadsden, (AMBAC), 5.125%, 8/1/28	2,096,100
1,000	Puerto Rico, (FSA), 5.25%, 7/1/17	1,110,550
700	Puerto Rico, (FSA), Variable Rate, 9.44%, 7/1/27 (1)(2)	829,101
1,495	Tuscaloosa, (MBIA), 5.20%, 7/1/31	1,567,343
		$7,151,124
Insured-Hospital — 12.9%
3,000	Birmingham, Care Facility Financing Authority, (Children’s Hospital), (AMBAC), 5.00%, 6/1/32	3,050,940
1,500	East Alabama, Health Care Authority, (MBIA), 5.00%, 9/1/27	1,529,175
1,000	Huntsville, Health Care Authority, (MBIA), 5.40%, 6/1/22	1,082,100
2,065	Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), 0.00%, 11/15/27	1,905,376
		$7,567,591
Insured-Lease Revenue / Certificates of Participation — 2.4%
770	Puerto Rico Public Finance Corp., (AMBAC), 5.50%, 8/1/27	892,807
400	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 8.804%, 6/1/24 (1)(2)	516,568
		$1,409,375
Insured-Special Tax Revenue — 1.8%
1,825	Birmingham Jefferson, Civic Center Authority, (MBIA), 0.00%, 9/1/18	1,028,223
		$1,028,223

2

Insured-Transportation — 2.0%
$500	Huntsville-Madison County Airport, (AMT), (MBIA), 5.40%, 7/1/19	$516,825
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	637,390
		$1,154,215
Insured-Water and Sewer — 22.6%
2,765	Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	2,491,072
2,000	Alabaster, Sewer, (MBIA), 5.00%, 4/1/29	2,069,460
2,500	Birmingham, Waterworks and Sewer Board, (MBIA), 5.25%, 1/1/33	2,629,625
1,000	Helena, Utilities Board Water and Sewer, (MBIA), 5.25%, 4/1/33	1,053,640
1,000	Helena, Utilities Board Water and Sewer, (MBIA), 5.25%, 4/1/27	1,066,310
1,000	Opelika, Water Works Board Utility, (FSA), 5.125%, 6/1/31	1,034,330
1,600	Orange Beach Water, Sewer and Fire Protection Authority, (MBIA), 5.00%, 5/15/30	1,647,984
1,195	Warrior River, Water Authority, (FSA), 5.25%, 8/1/23	1,265,983
		$13,258,404
Lease Revenue/Certificates of Participation — 0.9%
500	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	511,730
		$511,730
Total Tax-Exempt Investments — 97.0% (identified cost $54,238,524)		$56,850,879
Other Assets, Less Liabilities — 3.0%		$1,785,869
Net Assets — 100.0%		$58,636,748

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Alabama municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2005, 75.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 31.7% of total investments.

3

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the aggregate value of the securities is $1,814,924 or 3.1% of the Fund net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.

A summary of financial instruments at November 30, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
03/06	68 U.S. Treasury Bond	Short	$(7,650,774)	$(7,618,125)	$32,649
03/06	13 U.S. Treasury Note	Short	$(1,418,265)	$(1,410,906)	$7,359
					$40,008

At November 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$54,233,252
Gross unrealized appreciation	$3,045,064
Gross unrealized depreciation	(427,437)
Net unrealized appreciation	$2,617,627

4

Eaton Vance Arkansas Municipals Fund                                                                                as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.2%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.2%
$1,000	Conway, Public Facilities Board, (Hendrix College), 5.00%, 10/1/35	$1,013,220
		$1,013,220
Electric Utilities — 4.0%
550	Jefferson, Pollution Control, (Entergy Arkansas), 6.30%, 6/1/18	553,630
500	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	514,370
750	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	776,715
		$1,844,715
Escrowed / Prerefunded — 5.7%
500	Arkansas Development Finance Authority, (Washington Regional Medical Center), Prerefunded to 2/1/10, 7.375%, 2/1/29	569,490
1,250	Conway, Public Facilities Board, (Hendrix College), Prerefunded to 10/1/06, 6.00%, 10/1/26	1,277,487
750	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	819,795
		$2,666,772
General Obligations — 4.9%
2,750	Arkansas State College Savings, 0.00%, 6/1/14	1,924,367
350	Puerto Rico Public Buildings Authority, 5.00%, 7/1/36	347,112
		$2,271,479
Hospital — 11.3%
800	Arkansas Development Finance Authority, (White River Medical Center), 5.60%, 6/1/24	823,128
750	Baxter County, Community Hospital District, 5.625%, 9/1/28	766,177
1,000	Conway, Health Facilities Board, (Conway Regional Medical Center), 6.40%, 8/1/29	1,067,770
250	North Little Rock, Health Facilities Board, (Baptist Health), 5.70%, 7/1/22	260,242
1,250	Paragould Hospital, (Methodist Hospital Corp.), 6.375%, 10/1/17	1,289,275
785	Pulaski County, (Children’s Hospital), 5.25%, 3/1/16	814,579
250	Washington County Hospital, (Washington Regional Medical Center), 5.00%, 2/1/35	247,407
		$5,268,578

1

Housing — 2.4%
$470	Arkansas Development Finance Authority, SFM, (GNMA), (AMT), 5.125%, 7/1/24	$483,207
185	Arkansas Development Finance Authority, SFM, (GNMA/FNMA), (AMT), 5.00%, 1/1/29	186,254
455	North Little Rock, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	461,502
		$1,130,963
Industrial Development Revenue — 9.6%
400	Arkansas Development Finance Authority, Industrial Facility Revenue, (Potlatch Corp.), (AMT), 7.75%, 8/1/25	445,808
2,000	Baxter, (Aeroquip Corp.), 5.80%, 10/1/13 (1)	2,196,260
750	Calhoun County, Solid Waste Disposal Revenue, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	757,665
250	Pine Bluff, Environmental Improvements Revenue, (International Paper Co.), (AMT), 6.70%, 8/1/20	269,885
1,150	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	795,421
		$4,465,039
Insured-Education — 11.2%
1,000	Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 4/1/24	1,078,190
750	Pulaski Technical College, (FGIC), 5.00%, 9/1/34	769,598
750	University of Arkansas, (Fayetteville Campus), (FGIC), 5.00%, 12/1/32	769,365
500	University of Arkansas, (Fayetteville Campus), (MBIA), 4.75%, 11/1/24	512,965
1,500	University of Arkansas, (UAMS Campus), (MBIA), 5.00%, 11/1/34	1,550,640
500	University of Central Arkansas, (AMBAC), 6.125%, 4/1/26	514,355
		$5,195,113
Insured-Electric Utilities — 5.6%
250	North Little Rock, Electric System, (MBIA), 6.50%, 7/1/10	269,728
1,000	North Little Rock, Electric System, (MBIA), 6.50%, 7/1/15	1,170,270
875	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 7.29%, 7/1/29 (2)(3)	988,610
135	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 9.192%, 7/1/29 (2)(4)	161,293
		$2,589,901

2

Insured-Escrowed/Prerefunded — 3.3%
$310	Arkansas State University, (Consolidated Building System), (AMBAC), Prerefunded to 4/1/07, 5.10%, 4/1/24	$320,376
500	Harrison, Residential Housing Facility Board, Single Family Mortgage, (FGIC), Escrowed to Maturity, 7.40%, 9/1/11	587,250
500	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 8.59%, 7/1/32 (2)(4)	614,375
		$1,522,001
Insured-General Obligations — 6.4%
500	Arkansas State College Savings, (FGIC), 0.00%, 6/1/17	300,085
500	Little Rock School District, (FSA), 5.25%, 2/1/33	524,255
500	Northwest Arkansas Community College, (AMBAC), 5.00%, 5/15/24	524,775
1,000	Puerto Rico, (MBIA), 5.50%, 7/1/20	1,142,440
160	Puerto Rico, (MBIA), Variable Rate, 10.095%, 7/1/20 (2)(4)	228,371
250	Springdale School District, (AMBAC), 4.50%, 6/1/24	250,088
		$2,970,014
Insured-Health - Miscellaneous — 2.1%
480	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	470,270
500	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	527,120
		$997,390
Insured-Hospital — 4.2%
1,500	Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/30 (5)	1,537,875
400	Saline County, Retirement Housing and Healthcare Facilities Board, (Evan Lutheran Good Samaritan), (AMBAC), 5.80%, 6/1/11	408,788
		$1,946,663
Insured-Housing — 2.2%
500	Arkansas State University, (Housing System), (FGIC), 4.75%, 3/1/24	510,405
500	Arkansas State University, (Housing System), (FGIC), 5.00%, 3/1/34	515,825
		$1,026,230
Insured-Lease Revenue / Certificates of Participation — 4.0%
500	Arkansas Development Finance Authority, (AMBAC), 5.00%, 12/1/40	512,465
1,000	Arkansas Development Finance Authority, SFM, (Donaghey Plaza), (FSA), 5.00%, 6/1/29	1,032,500
240	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 8.804%, 6/1/24 (2)(4)	309,941
		$1,854,906

3

Insured-Other Revenue — 1.1%
$500	University of Arkansas Parking Revenue, (MBIA), 5.00%, 7/1/29	$515,465
		$515,465
Insured-Special Tax Revenue — 0.6%
255	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	85,578
150	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	31,505
1,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	162,950
		$280,033
Insured-Transportation — 0.5%
200	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 8.595%, 7/1/32 (2)(4)	217,776
		$217,776
Insured-Water and Sewer — 6.9%
500	Arkansas Community Water System, Public Water Authority, (MBIA), 5.00%, 10/1/42	509,970
665	Arkansas Community Water System, Public Water Authority, (MBIA), 5.00%, 10/1/33	683,746
500	Conway Water Revenue, (FGIC), 5.125%, 12/1/23	530,000
1,395	Fort Smith Water and Sewer, (FSA), 5.00%, 10/1/23	1,458,445
		$3,182,161
Special Tax Revenue — 5.1%
2,000	Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	2,378,940
		$2,378,940
Transportation — 1.1%
500	Northwest Arkansas Regional Airport Authority, (AMT), 5.00%, 2/1/18	509,770
		$509,770
Water and Sewer — 2.8%
1,000	Arkansas Development Finance Authority, (Waste Water System), 5.00%, 6/1/22 (6)	1,036,350
250	Arkansas Development Finance Authority, (Waste Water System), 5.50%, 12/1/19	282,865
		$1,319,215
Total Tax-Exempt Investments — 97.2% (identified cost $43,484,109)		$45,166,344
Other Assets, Less Liabilities — 2.8%		$1,310,702
Net Assets — 100.0%		$46,477,046

4

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Arkansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2005, 49.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 9.7% to 14.6% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the aggregate value of the securities is $2,520,366 or 5.4% of the Fund’s net assets.

(3)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.
(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.
(5)	When-issued security.
(6)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at November 30, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
03/06	135 U.S. Treasury Bond	Short	$(15,124,700)	$(15,124,219)	$481

At November 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$43,465,758
Gross unrealized appreciation	$2,096,759
Gross unrealized depreciation	(396,173)
Net unrealized appreciation	$1,700,586

5

Eaton Vance Georgia Municipals Fund                                                                                   as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.8%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.6%
$1,500	Fulton County, Development Authority, (Georgia Technology Foundation), 5.00%, 11/1/31	$1,537,575
		$1,537,575
Electric Utilities — 3.9%
930	Georgia Municipal Electric Power Authority, 0.00%, 1/1/12	647,122
1,000	Georgia Municipal Electric Power Authority, 8.25%, 1/1/11	1,205,690
665	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	401,627
		$2,254,439
Escrowed / Prerefunded — 1.8%
800	Forsyth County, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	978,528
70	Georgia Municipal Electric Power Authority, Prerefunded to Various Dates, 0.00%, 1/1/12	50,094
		$1,028,622
General Obligations — 3.1%
300	Alpharetta, 6.50%, 5/1/10	326,205
500	Georgia, 2.00%, 12/1/23	345,175
1,000	Puerto Rico Aqueduct and Sewer Authority, 6.25%, 7/1/12	1,116,230
		$1,787,610
Hospital — 2.6%
500	Baldwin County, Hospital Authority, (Oconee Regional Medical Center), 5.375%, 12/1/28	461,870
1,000	Gainesville and Hall County, Hospital Authority, (Northeast Georgia Health System, Inc.), 5.50%, 5/15/31	1,027,690
		$1,489,560
Housing — 2.0%
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	620,016
500	Milledgeville & Baldwin County, Development Authority, (Georgia College and State University Funding), 5.625%, 9/1/30	525,135
		$1,145,151
Industrial Development Revenue — 12.7%
2,000	Albany Dougherty, Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28 (1)	2,136,320
700	Cartersville, Development Authority, (Anheuser-Busch), (AMT), 5.95%, 2/1/32	737,835
1,000	Cartersville, Development Authority, (Anheuser-Busch), (AMT), 7.375%, 5/1/09 (2)	1,113,990

1

$750	Effingham County, Solid Waste Disposal, (Fort James), (AMT), 5.625%, 7/1/18	$726,000
1,250	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	864,587
858	Savannah EDA, (Intercat-Savannah, Inc.), (AMT), 9.00%, 1/1/15	785,901
1,000	Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	1,001,280
		$7,365,913
Insured-Education — 7.0%
1,000	Carrollton, Payroll Development Authority, (University of West Georgia), (MBIA), 4.75%, 8/1/30	1,003,820
1,500	Fulton County, Development Authority, (Tuff Morehouse), (AMBAC), 5.00%, 2/1/34	1,536,270
1,500	Georgia Private Colleges and Universities Authority, (Agnes Scott College), (MBIA), 4.75%, 6/1/28	1,510,470
		$4,050,560
Insured-Electric Utilities — 7.5%
1,000	Burke County Development Authority, (Georgia Power Co.), (FGIC), 4.75%, 5/1/34	999,190
3,005	Georgia Municipal Electric Power Authority, (MBIA), 5.50%, 1/1/20	3,348,502
		$4,347,692
Insured-Escrowed/Prerefunded — 9.1%
1,000	Atlanta Airport, (FGIC), Prerefunded to 1/1/10, 5.60%, 1/1/30	1,089,350
95	Georgia Municipal Electric Power Authority, (MBIA), Prerefunded to Various Dates, 5.50%, 1/1/20	108,518
500	Henry County, Water and Sewer Authority, (FGIC), Prerefunded to 2/1/10, 5.625%, 2/1/30	545,755
1,500	Metropolitan Atlanta Rapid Transit Authority, (MBIA), Prerefunded to 7/1/08, Variable Rate, 6.965%, 7/1/20 (3)(4)	1,656,840
700	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 8.243%, 7/1/28 (3)(5)	792,904
1,000	Puerto Rico Public Finance Corp., (AMBAC), Prerefunded to 6/1/08, Variable Rate, 6.74%, 6/1/26 (3)(4)	1,097,390
		$5,290,757
Insured-General Obligations — 3.1%
660	Fayette County, School District, (FSA), 0.00%, 3/1/25	529,571
900	Puerto Rico, (FSA), Variable Rate, 9.44%, 7/1/27 (3)(5)	1,065,987
160	Puerto Rico, (MBIA), Variable Rate, 10.095%, 7/1/20 (3)(5)	228,371
		$1,823,929
Insured-Hospital — 2.6%
1,000	Henry County, Hospital Authority Revenue, (Henry Medical Center, Inc.), (AMBAC), 6.00%, 7/1/29	1,104,570

2

$400	Medical Center Hospital Authority, (Columbus Regional Healthcare System), (MBIA), Variable Rate, 9.91%, 8/1/10 (3)(4)	$403,928
		$1,508,498
Insured-Lease Revenue / Certificates of Participation — 0.9%
400	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 8.804%, 6/1/24 (3)(5)	516,568
		$516,568
Insured-Special Tax Revenue — 5.3%
1,000	Downtown Savannah Authority, (Savannah Ellis Square Parking), (MBIA), 4.75%, 8/1/32 (6)	1,000,320
1,000	George L. Smith, (Georgia World Congress Center-Domed Stadium), (MBIA), (AMT), 5.50%, 7/1/20	1,062,160
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	984,720
		$3,047,200
Insured-Transportation — 10.4%
785	Atlanta Airport Passenger Facility Charge, (FSA), 4.75%, 1/1/28	788,713
500	Atlanta, Airport Passenger Facility Charge, (FSA), 5.00%, 1/1/33	512,430
1,000	Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/11	1,123,030
1,000	Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	1,186,940
750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	434,745
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	1,121,050
300	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36	312,792
500	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 8.599%, 7/1/36 (3)(5)	563,970
		$6,043,670
Insured-Water and Sewer — 16.0%
1,180	Atlanta, Water and Sewer, (FGIC), 5.00%, 11/1/38	1,197,004
1,000	Atlanta, Water and Wastewater, (FSA), 5.00%, 11/1/34	1,030,800
500	Atlanta, Water and Wastewater, (MBIA), 5.00%, 11/1/39	508,485
2,000	Augusta, Water and Sewer, (FSA), 5.00%, 10/1/32	2,054,020
500	Augusta, Water and Sewer, (FSA), 5.25%, 10/1/30	528,375
1,135	Coweta County, Water & Sewer Authority, (FSA), 5.00%, 6/1/26	1,235,220
1,000	Henry County, Water and Sewer Authority, (MBIA), 5.25%, 2/1/25	1,119,640
1,000	Henry County, Water and Sewer Authority, (MBIA), 5.25%, 2/1/30	1,118,450
500	South Fulton, Water & Sewer Authority, (MBIA), 5.00%, 1/1/33	513,630
		$9,305,624

3

Lease Revenue/Certificates of Participation — 1.5%
$1,000	Fulton County, Building Authority, Judicial Center, 0.00%, 1/1/10	$861,570
		$861,570
Senior Living / Life Care — 1.0%
1,385	De Kalb County, Private Hospital Authority, (Atlanta, Inc.), 8.50%, 3/1/25 (7)	567,808
		$567,808
Transportation — 0.4%
250	Augusta, Airport Passenger Facility Charge, 5.15%, 1/1/35	251,613
		$251,613
Water and Sewer — 6.3%
1,000	De Kalb County, Water and Sewer, 5.00%, 10/1/28	1,023,850
1,000	De Kalb County, Water and Sewer, 5.125%, 10/1/31	1,032,170
500	Forsyth County, Water and Sewer Authority, 5.00%, 4/1/32	514,340
1,000	Gwinnett County, Water and Sewer Authority, 5.25%, 8/1/24	1,072,240
		$3,642,600
Total Tax-Exempt Investments — 99.8% (identified cost $55,192,331)		$57,866,959
Other Assets, Less Liabilities — 0.2%		140,083
Net Assets — 100.0%		$58,007,042

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2005, 62.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 6.6% to 25.0% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the aggregate value of the securities is $6,325,958 or 10.9% of the Fund’s net assets.

4

(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.
(5)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.
(6)	When-issued security.
(7)	Security is in default and making only partial interest payments.

A summary of financial instruments at November 30, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
03/06	131 U.S. Treasury Bond	Short	$(14,741,037)	$(14,676,094)	$64,943

At November 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$55,160,337
Gross unrealized appreciation	$4,102,302
Gross unrealized depreciation	(1,395,680)
Net unrealized appreciation	$2,706,622

5

Eaton Vance Kentucky Municipals Fund                                                                                 as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.6%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.1%
$1,280	Campbellsville, (Campbellsville University), 5.70%, 3/1/34	$1,281,510
		$1,281,510
Electric Utilities — 5.2%
3,500	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	2,113,825
1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	1,028,740
		$3,142,565
General Obligations — 2.6%
1,465	Bowling Green, 5.30%, 6/1/19	1,568,722
		$1,568,722
Industrial Development Revenue — 8.3%
1,500	Hancock County, (Southwire Co.), (AMT), 7.75%, 7/1/25	1,509,975
1,500	Perry County, Solid Waste Disposal, (TJI International), (AMT), 6.80%, 5/1/26	1,541,295
150	Powderly, (KMart Corp.), 6.90%, 3/1/07	149,485
1,820	Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,864,099
		$5,064,854
Insured-Education — 4.5%
2,000	Lexington-Fayette Urban County, (University of Kentucky, Alumni Association, Inc.), (MBIA), 5.00%, 11/1/18	2,109,040
650	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, (Inter American University), (MBIA), 4.50%, 10/1/29	638,489
		$2,747,529
Insured-Electric Utilities — 1.7%
2,000	Owensboro Electric Light & Power, (AMBAC), 0.00%, 1/1/20	1,043,820
		$1,043,820
Insured-Escrowed/Prerefunded — 5.6%
1,000	Kentucky Property and Buildings Commission, (FSA), Prerefunded to 8/1/11, 5.00%, 8/1/21	1,069,850
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, 5.00%, 7/1/28	1,044,240
250	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 6.824%, 7/1/28 (1)(2)	272,120
1,000	University of Kentucky, University Consolidated Revenue, (FGIC), Prerefunded to 5/1/10, 5.00%, 5/1/19	1,061,230
		$3,447,440

1

Insured-General Obligations — 2.9%
$350	Puerto Rico, (FSA), Variable Rate, 9.44%, 7/1/27 (1)(3)	$414,551
200	Puerto Rico, (MBIA), Variable Rate, 10.095%, 7/1/20 (1)(3)	285,464
1,000	Warren County, (Judicial Office Building and Parks), (AMBAC), 5.20%, 9/1/29	1,065,780
		$1,765,795
Insured-Hospital — 5.9%
850	Jefferson County, Health Facilities Authority, (University Medical Center), (MBIA), 5.25%, 7/1/22	877,107
7,890	Kentucky EDA, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/27	2,724,101
		$3,601,208
Insured-Industrial Development Revenue — 1.6%
1,000	Boone County, (Dayton Power & Light Co.), (FGIC), 4.70%, 1/1/28	994,250
		$994,250
Insured-Lease Revenue / Certificates of Participation — 12.8%
1,350	Hardin County, School District Finance Corp., School Building, (FSA), 4.75%, 7/1/21	1,384,965
1,150	Kentucky Area Development Districts, (XLCA), 4.70%, 6/1/35	1,111,004
1,000	Letcher County, School District Finance Corp., School Building, (FSA), 5.00%, 6/1/26	1,040,380
1,000	Louisville, Parking Authority, (MBIA), 5.00%, 6/1/32	1,023,670
1,000	Puerto Rico Public Building Authority, (AMBAC), 5.50%, 7/1/21	1,139,530
1,000	Puerto Rico Public Building Authority, (XLCA), 5.50%, 7/1/21	1,137,070
300	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 8.804%, 6/1/24 (1)(3)	387,426
655	Wayne County, School District Finance Corp., (MBIA), 4.00%, 7/1/25	581,666
		$7,805,711
Insured-Transportation — 19.4%
3,000	Kenton County Airport, (MBIA), (AMT), 6.30%, 3/1/15 (4)	3,153,240
1,195	Kenton County Airport, (MBIA), (AMT), 6.45%, 3/1/15	1,285,294
2,000	Kentucky EDA, (State Turnpike Revitalization), (AMBAC), 5.00%, 7/1/25	2,093,760
1,000	Kentucky State Turnpike Authority Economic Development Revenues, (FGIC), 0.00%, 1/1/10	858,120
5,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	2,898,300
1,500	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.00%, 7/1/28	1,557,495
		$11,846,209

2

Insured-Water and Sewer — 9.3%
$1,500	Boone-Florence Water Commission, Water Supply System, (FGIC), 5.00%, 12/1/27	$1,551,465
1,000	Campbell and Kenton County, District No. 1, (FSA), 5.00%, 8/1/31	1,024,710
3,000	Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (FGIC), 5.00%, 5/15/38	3,097,410
		$5,673,585
Lease Revenue/Certificates of Participation — 9.9%
1,000	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/12	762,410
4,990	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	3,257,322
2,000	Owensboro County, Airport Lease, (AMT), 5.075%, 6/1/15	2,023,740
		$6,043,472
Other Revenue — 0.6%
4,200	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	259,098
3,500	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	115,675
		$374,773
Senior Living / Life Care — 5.2%
3,000	Kenton County, (Highland Terrace), (AMT), (FHA), 6.95%, 12/1/26	3,159,330
		$3,159,330
Total Tax-Exempt Investments — 97.6% (identified cost $55,294,680)		$59,560,773
Other Assets, Less Liabilities — 2.4%		$1,471,616
Net Assets — 100.0%		$61,032,389

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kentucky municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2005, 65.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.8% to 21.3% of total investments.

3

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the aggregate value of the securities is $1,359,561 or 2.2% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at November 30, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/06	86 U.S. Treasury Bond	Short	$(9,675,978)	$(9,634,687)	$41,291
3/06	21 U.S. Treasury Note	Short	$(2,291,043)	$(2,279,156)	$11,887
					$53,178

At November 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$55,217,423
Gross unrealized appreciation	$4,443,693
Gross unrealized depreciation	(100,343)
Net unrealized appreciation	$4,343,350

4

Eaton Vance Louisiana Municipals Fund                                                                              as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.3%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed / Prerefunded — 1.9%
$525	Louisiana Public Facilities Authority, (General Health Systems), Prerefunded to 11/1/06, 6.80%, 11/1/16	$543,417
		$543,417
Hospital — 2.5%
235	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.50%, 5/15/32	235,634
500	Louisiana Public Facilities Authority, (Tuoro Infirmary), 5.625%, 8/15/29	485,935
		$721,569
Housing — 6.1%
500	Louisiana HFA, Multifamily, (FNMA), (AMT), 4.75%, 4/1/38	480,110
150	Louisiana HFA, Single Family, (GNMA), (AMT), 8.00%, 3/1/25	151,591
700	Louisiana HFA, Single Family, (GNMA/FNMA), 0.00%, 6/1/27	218,890
385	Louisiana Public Facilities Authority, (Eden Point), 6.25%, 3/1/34	393,801
510	New Orleans Home Mortgage Authority, Single Family, (GNMA/FNMA), (AMT), 6.30%, 6/1/28	515,319
		$1,759,711
Industrial Development Revenue — 5.2%
450	Louisiana Environmental Facilities and Community Development Authority, (Senior-Air Cargo), (AMT), 6.65%, 1/1/25	476,622
500	Saint Bernard Parish, (Mobil Oil), (AMT), 5.90%, 11/1/26	519,665
500	South Louisiana Port Commission, (Cargill), 5.85%, 4/1/17	514,435
		$1,510,722
Insured-Education — 15.9%
500	Lafayette Public Trust Financing Authority, (Ragin Cajun Facility, Inc.), (MBIA), 5.00%, 10/1/32	509,445
500	Louisiana Environmental Facilities and Community Development Authority, (Louisiana State University Student Housing), (MBIA), 4.75%, 8/1/28	497,565
1,000	Louisiana Public Facilities Authority, (Dillard University), (AMBAC), 5.30%, 8/1/26	1,058,100
750	Louisiana Public Facilities Authority, (Tulane University), (AMBAC), 5.00%, 7/1/32	758,985
500	Louisiana Public Facilities Authority, (Tulane University), (AMBAC), 5.00%, 2/15/26	508,905
1,200	New Orleans, Finance Authority, (Xavier University), (MBIA), 5.30%, 6/1/32	1,244,364
		$4,577,364

1

Insured-Electric Utilities — 2.7%
$1,250	Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17	$770,512
		$770,512
Insured-Escrowed/Prerefunded — 10.5%
2,475	Jefferson Parish, Home Mortgage Authority, Single Family, (FGIC), Escrowed to Maturity, 0.00%, 5/1/17 (1)	1,496,113
650	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 6.824%, 7/1/28 (2)(3)	707,512
350	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 8.243%, 7/1/28 (2)(4)	396,452
335	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 8.59%, 7/1/32 (2)(4)	411,631
		$3,011,708
Insured-General Obligations — 10.0%
500	Louisiana, (FGIC), 5.00%, 11/15/20	518,610
2,250	New Orleans, (AMBAC), 0.00%, 9/1/15	1,382,985
800	New Orleans, (AMBAC), 0.00%, 9/1/16	463,888
300	Puerto Rico, (FSA), Variable Rate, 9.44%, 7/1/27 (2)(4)	355,329
120	Puerto Rico, (MBIA), Variable Rate, 10.095%, 7/1/20 (2)(4)	171,278
		$2,892,090
Insured-Hospital — 2.8%
750	Terrebonne Parish, Hospital Service District No. 1, (Terrebonne General Medical Center), (AMBAC), 5.50%, 4/1/33	796,253
		$796,253
Insured-Industrial Development Revenue — 4.4%
1,250	Louisiana Environmental Facilities and Community Development Authority, (BRCC Facility Corp.), (MBIA), 5.00%, 12/1/32	1,275,525
		$1,275,525
Insured-Lease Revenue / Certificates of Participation — 4.4%
500	Calcasieu Parish Public Trust Authority Student Lease, (McNeese Student Housing), (MBIA), 5.25%, 5/1/33	518,855
500	Louisiana Environmental Facilities and Community Development Authority, (Jefferson Parking Garage), (AMBAC), 5.00%, 9/1/31	506,820
180	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 8.804%, 6/1/24 (2)(4)	232,456
		$1,258,131
Insured-Other Revenue — 7.0%
750	Louisiana Environmental Facilities and Community Development Authority, (Ascension Parish Library Projects), (AMBAC), 5.25%, 4/1/29	792,158

2

$500	Louisiana Environmental Facilities and Community Development Authority, (Capital and Equipment Acquisition), (AMBAC), 4.50%, 12/1/18	$498,295
700	Louisiana Environmental Facilities and Community Development Authority, (Parking Facility Corp. Garage), (AMBAC), 5.375%, 10/1/31	733,320
		$2,023,773
Insured-Special Tax Revenue — 8.9%
750	Jefferson, District Sales Tax and Sales Tax Revenue, (AMBAC), 5.25%, 12/1/22	788,295
1,000	Louisiana Gas and Fuels Tax, (AMBAC), 5.00%, 6/1/32	1,014,680
560	Louisiana Gas and Fuels Tax, (FGIC), 5.00%, 5/1/35	575,008
545	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	173,751
		$2,551,734
Insured-Transportation — 1.0%
250	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	276,338
		$276,338
Other Revenue — 5.7%
2,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	123,380
1,700	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	56,185
350	Puerto Rico Infrastructure Financing Authority, Variable Rate, 10.188%, 10/1/32 (2)(4)	430,364
1,000	Tobacco Settlement Financing Corp., 5.875%, 5/15/39	1,030,690
		$1,640,619
Senior Living / Life Care — 4.8%
500	Louisiana HFA, (Saint Dominic Assisted Care Facility), (GNMA), 6.85%, 9/1/25	515,380
850	Louisiana PFA, (Glen Retirement System), 6.70%, 12/1/25	863,167
		$1,378,547
Transportation — 3.5%
1,000	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop, LLC), 5.20%, 10/1/18	1,007,920
		$1,007,920
Total Tax-Exempt Investments — 97.3% (identified cost $26,637,329)		$27,995,933
Other Assets, Less Liabilities — 2.7%		$763,134
Net Assets — 100.0%		$28,759,067

3

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Louisiana municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2005, 69.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 38.6% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the aggregate value of the securities is $2,705,022 or 9.4% of the Fund’s net assets.

(3)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.
(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.

A summary of financial instruments at November 30, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
03/06	75 U.S. Treasury Bond	Short	$(8,452,698)	$(8,402,344)	$50,354

At November 30, 2005, the Fund had sufficient cash and/or securities to cover margin requirements on open futures contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$26,405,269
Gross unrealized appreciation	$1,667,695
Gross unrealized depreciation	(77,031)
Net unrealized appreciation	$1,590,664

4

Eaton Vance Maryland Municipals Fund                                                                                as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.0%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 2.0%
$1,250	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$1,268,837
		$1,268,837
Education — 11.5%
4,000	Maryland HEFA, (Johns Hopkins University), 5.00%, 7/1/32	4,104,720
1,300	Maryland HEFA, (Maryland Institute College of Art), 5.50%, 6/1/32	1,348,958
500	Maryland HEFA, (Maryland Institute College of Art), 5.50%, 6/1/21	522,525
1,000	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	1,022,160
425	Westminster, Educational Facilities, (McDaniel College), 5.50%, 4/1/27	444,023
		$7,442,386
Electric Utilities — 5.8%
1,500	Calvert, PCR, (Baltimore Gas and Electric), 5.55%, 7/15/14	1,524,195
2,225	Prince George’s County, PCR, (Potomac Electric), 6.375%, 1/15/23	2,261,935
		$3,786,130
Escrowed / Prerefunded — 9.0%
1,125	Baltimore, SFMR, (Inner Harbor), Escrowed to Maturity, 8.00%, 12/1/10	1,343,609
3,250	Maryland HEFA, (Johns Hopkins University), Prerefunded to 7/1/09, 6.00%, 7/1/39 (1)	3,561,122
800	Maryland HEFA, (University of Maryland Medical System), Prerefunded to 7/1/10, 6.75%, 7/1/30	914,064
		$5,818,795
General Obligations — 2.7%
1,000	Montgomery County, 5.25%, 10/1/19	1,081,870
1,100	Puerto Rico, 0.00%, 7/1/16	694,617
		$1,776,487
Health Care - Miscellaneous — 2.0%
1,280	Baltimore County, Economic Development Revenue, (Revisions, Inc.), 8.50%, 8/15/25	1,330,714
		$1,330,714
Hospital — 7.1%
1,000	Maryland HEFA, (Calvert Health System), 5.50%, 7/1/36	1,050,530
2,000	Maryland HEFA, (Johns Hopkins Hospital), 5.125%, 11/15/34	2,070,480

1

$1,000	Maryland HEFA, (Union Hospital of Cecil County), 5.00%, 7/1/40	$1,008,990
1,355	Prince George’s County, (Greater SouthEast Healthcare System), 6.375%, 1/1/13 (2)	123,305
3,800	Prince George’s County, (Greater SouthEast Healthcare System), 6.375%, 1/1/23 (2)	345,800
		$4,599,105
Housing — 1.6%
1,000	Prince George’s County, Housing Authority, (Langely Gardens), (AMT), 5.875%, 2/20/39	1,037,930
		$1,037,930
Industrial Development Revenue — 1.8%
1,000	Maryland EDA, (AFCO Cargo), (AMT), 6.50%, 7/1/24	958,880
215	Maryland EDA, (Air Cargo), (AMT), 7.34%, 7/1/24	220,788
		$1,179,668
Insured-Education — 2.2%
1,200	Morgan State University, Academic and Facilities, (MBIA), 6.10%, 7/1/20	1,439,592
		$1,439,592
Insured-Electric Utilities — 5.3%
1,500	Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26	1,579,230
1,550	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 9.187%, 7/1/29 (3)(4)	1,851,878
		$3,431,108
Insured-Escrowed/Prerefunded — 7.4%
3,125	Maryland HEFA, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	3,351,375
335	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/06, Variable Rate, 10.163%, 7/1/26 (3)(4)	364,004
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 6.824%, 7/1/28 (3)(5)	1,088,480
		$4,803,859
Insured-General Obligations — 2.4%
350	Puerto Rico, (FSA), Variable Rate, 9.44%, 7/1/27 (3)(4)	414,550
1,000	Puerto Rico, (MBIA), 5.50%, 7/1/29	1,156,360
		$1,570,910
Insured-Hospital — 9.2%
1,280	Maryland HEFA, (Medlantic), (AMBAC), Variable Rate, 9.285%, 8/15/38 (3)(4)	1,710,259
1,000	Maryland HEFA, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	1,112,040

2

$3,150	Puerto Rico ITEM & EC, (Auxilio Mutuo Obligated Group), (MBIA), 6.25%, 7/1/24	$3,175,358
		$5,997,657
Insured-Lease Revenue / Certificates of Participation — 1.0%
500	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 8.804%, 6/1/24 (3)(4)	645,710
		$645,710
Insured-Other Revenue — 1.6%
1,000	Maryland HEFA, (Johns Hopkins Hospital), Parking Revenue, (AMBAC), 5.00%, 7/1/34	1,023,440
		$1,023,440
Insured-Special Tax Revenue — 2.6%
550	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	184,580
2,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	492,360
300	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	63,009
2,400	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	353,088
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	604,820
		$1,697,857
Insured-Transportation — 7.3%
1,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/34	1,034,890
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), 5.00%, 3/1/27	1,558,800
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), (AMT), 5.25%, 3/1/27	1,569,045
500	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	551,160
		$4,713,895
Insured-Water and Sewer — 8.4%
1,500	Baltimore, (Water Projects), (FGIC), 5.00%, 7/1/23	1,584,900
500	Baltimore, (Water Projects), (FGIC), 5.125%, 7/1/42	515,525
1,000	Baltimore, Wastewater, (FGIC), 5.00%, 7/1/22	1,084,230
2,000	Baltimore, Wastewater, (MBIA), 5.65%, 7/1/20	2,300,800
		$5,485,455
Other Revenue — 3.7%
4,300	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	265,267
3,700	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	122,285
895	Maryland HEFA, (Board of Child Care), 5.375%, 7/1/32	926,021
1,000	Maryland HEFA, (Board of Child Care), 5.625%, 7/1/22	1,064,350
		$2,377,923

3

Special Tax Revenue — 3.4%
$750	Baltimore, (Clipper Mill), 6.25%, 9/1/33	$787,613
500	Baltimore, (Strathdale Manor), 7.00%, 7/1/33	546,850
800	Frederick County, Urbana Community Development Authority, 6.625%, 7/1/25	845,488
		$2,179,951
Total Tax-Exempt Investments — 98.0% (identified cost $63,872,850)		$63,607,409
Other Assets, Less Liabilities — 2.0%		$1,273,697
Net Assets — 100.0%		$64,881,106

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2005, 48.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 6.0% to 20.7% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)	Defaulted bond.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the aggregate value of the securities is $6,074,881 or 9.4% of the Fund’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.
(5)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.

A summary of financial instruments at November 30, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Appreciation
03/06	148 U.S. Treasury Bond	Short	$(16,651,683)	$(16,580,625)	$71,058

4

At November 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$63,727,564
Gross unrealized appreciation	$3,673,939
Gross unrealized depreciation	(3,794,094)
Net unrealized depreciation	$(120,155)

5

Eaton Vance Missouri Municipals Fund                                                                                 as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.8%

Principal
Amount
(000’s omitted)	Security	Value
Education — 3.8%
$1,000	Missouri HEFA, (Washington University of St. Louis), 5.00%, 2/15/22	$1,055,430
1,500	Missouri HEFA, (Washington University of St. Louis), 5.00%, 2/15/33	1,547,970
		$2,603,400
Escrowed / Prerefunded — 4.5%
1,500	Missouri HEFA, (Lutheran Senior Services), Prerefunded to 2/01/06, 6.375%, 2/1/27	1,537,800
1,000	Saint Louis County, Mortgage Revenue, (GNMA), (AMT), Escrowed to Maturity, 5.40%, 1/1/16	1,089,640
500	Saint Louis IDA, (Saint Louis Science Center), Prerefunded to 11/1/06, 6.40%, 11/1/19	517,485
		$3,144,925
General Obligations — 1.1%
750	Puerto Rico Public Buildings Authority, 5.25%, 7/1/33	768,712
		$768,712
Hospital — 10.2%
400	Joplin, IDA, (Freeman Health Systems), 5.375%, 2/15/35	406,432
1,950	Missouri HEFA, (Barnes Jewish Christian Hospital), 5.25%, 5/15/14	2,098,063
1,500	Missouri HEFA, (Childrens Mercy Hospital), 5.30%, 5/15/28	1,525,230
1,000	Missouri HEFA, (Freeman Health Systems), 5.25%, 2/15/18	1,017,000
495	Missouri HEFA, (Lake of the Ozarks General Hospital), 6.50%, 2/15/21	506,430
250	Missouri HEFA, (Lake Regional Health System), 5.70%, 2/15/34	261,935
1,250	West Plains IDA, (Ozarks Medical Center), 5.65%, 11/15/22	1,235,075
		$7,050,165
Housing — 2.5%
935	Jefferson County IDA, Multifamily, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	983,929
160	Missouri Housing Development Authority, SFMR, (GNMA), (AMT), 6.45%, 9/1/27	161,014
50	Missouri Housing Development Authority, SFMR, (GNMA), (AMT), 7.25%, 9/1/26	50,429
505	Missouri Housing Development Commission, (AMT), 5.05%, 1/1/24	511,424
		$1,706,796

1

Industrial Development Revenue — 6.7%
$605	Jefferson County, (Kmart Corp.), 6.40%, 8/1/08	$596,554
625	Kansas City IDA, (Airline Cargo Facilities), (AMT), 8.50%, 1/1/17	644,706
1,000	Missouri Development Finance Authority, Solid Waste Disposal, (Proctor and Gamble Paper Products), (AMT), 5.20%, 3/15/29	1,073,950
1,200	Missouri Environmental Improvement and Energy Resources Authority, (American Cyanamid), 5.80%, 9/1/09	1,274,364
1,000	Saint Louis, IDA, (Anheuser-Busch), (AMT), 5.875%, 11/1/26	1,020,930
		$4,610,504
Insured-Education — 3.6%
1,000	Missouri HEFA, (St. Louis University High School), (AMBAC), 4.75%, 10/1/24	1,010,080
1,000	Northwest, Missouri State University, (Housing System), (MBIA), 4.50%, 6/1/25	985,310
500	Northwest, Missouri State University, (Housing System), (MBIA), 4.50%, 6/1/28	488,580
		$2,483,970
Insured-Electric Utilities — 5.7%
2,250	Missouri Environmental Improvement and Energy Resources Authority, (Union Electric), (AMBAC), (AMT), 5.45%, 10/1/28	2,348,483
1,000	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/32 (1)	1,033,420
400	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 10.095%, 7/1/16 (2)(3)	557,944
		$3,939,847
Insured-Escrowed/Prerefunded — 7.4%
575	Missouri HEFA, (Saint Louis Children’s Hospital), (MBIA), Escrowed to Maturity, 0.00%, 5/15/08	527,798
500	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/06, Variable Rate, 10.163%, 7/1/26 (2)(3)	543,290
700	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 8.243%, 7/1/28 (2)(3)	792,904
1,000	Puerto Rico Public Finance Corp., (AMBAC), Prerefunded to 6/1/08, Variable Rate, 6.74%, 6/1/26 (2)(4)	1,097,390
2,000	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	2,152,500
		$5,113,882
Insured-General Obligations — 3.3%
900	Puerto Rico, (FSA), Variable Rate, 9.44%, 7/1/27 (2)(3)	1,065,987
1,900	Saint Charles County, (Francis Howell School District), (FGIC), 0.00%, 3/1/16	1,214,480
		$2,280,467

2

Insured-Hospital — 9.6%
$9,500	Missouri HEFA, (Lester Cox Medical Center), (MBIA), 0.00%, 9/1/20	$4,821,725
540	Missouri HEFA, (Lester Cox Medical Center), (MBIA), 0.00%, 9/1/21	260,960
1,500	North Kansas City, (North Kansas City Memorial Hospital), (FSA), 5.125%, 11/15/33	1,558,950
		$6,641,635
Insured-Lease Revenue / Certificates of Participation — 11.8%
1,000	Cape Girardeua County, Building Corp., (Jackson R-II School District), (MBIA), 5.25%, 3/1/26	1,078,460
1,000	Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	499,550
2,000	Jackson County, Leasehold Revenue, (Truman Sports), (MBIA), 5.00%, 12/1/27	2,066,160
2,270	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	851,636
2,105	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	640,720
300	Puerto Rico Public Building Authority, (CIFG), Variable Rate, 9.345%, 7/1/36 (2)(3)	364,722
400	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 8.804%, 6/1/24 (2)(3)	516,568
2,000	Saint Louis IDA, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,074,840
1,000	Springfield County, Leasehold Revenue, (Capital Improvement Program), (AMBAC), 5.00%, 3/1/24	1,040,730
		$8,133,386
Insured-Other Revenue — 1.1%
750	Missouri Development Finance Authority, Cultural Facility, (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/22	799,965
		$799,965
Insured-Special Tax Revenue — 6.1%
1,000	Bi-State Development Agency, Illinois Metropolitan District, (Metrolink Cross County), (FSA), 5.00%, 10/1/32	1,030,980
1,500	Bi-State Development Agency, Illinois Metropolitan District, (Saint Clair County Metrolink Extension), (MBIA), 5.00%, 7/1/28	1,550,670
600	Kansas City, (Blue Parkway Town Center), (MBIA), 5.00%, 7/1/27	621,798
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	984,720
		$4,188,168

3

Insured-Transportation — 8.9%
$1,500	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	$1,538,430
1,500	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	1,681,575
750	Saint Louis Airport, (Capital Improvement Program), (MBIA), 5.00%, 7/1/32	767,918
910	Saint Louis Airport, (Lambert International Airport), (FGIC), (AMT), 6.00%, 7/1/14	1,023,877
1,000	Saint Louis Airport, (Lambert International Airport), (MBIA), 5.50%, 7/1/31	1,135,310
		$6,147,110
Insured-Water and Sewer — 1.9%
1,300	Metro Saint Louis, Metropolitan Waste Water System, (MBIA), 5.00%, 5/1/34	1,340,950
		$1,340,950
Pooled Loans — 4.0%
2,750	Missouri Higher Education Loan Authority, Student Loan, (AMT), 5.45%, 2/15/09	2,757,315
		$2,757,315
Senior Living / Life Care — 5.1%
1,000	Kansas City IDR, (Kingswood Manor), 5.80%, 11/15/17	962,460
500	Lees Summit IDA, Health Facility, (John Knox Village), 5.70%, 8/15/22	529,230
2,000	Missouri HEFA, (Lutheran Senior Services), 5.125%, 2/1/27	2,036,360
		$3,528,050
Transportation — 0.7%
500	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/42	491,725
		$491,725
Water and Sewer — 1.8%
520	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), 7.20%, 7/1/16	532,454
1,000	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 0.00%, 1/1/14	713,420
		$1,245,874
Total Tax-Exempt Investments — 99.8% (identified cost $64,663,612)		$68,976,846
Other Assets, Less Liabilities — 0.2%		$139,740
Net Assets — 100.0%		$69,116,586

4

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2005, 59.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 26.9% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the aggregate value of the securities is $4,938,805 or 7.1% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.
(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.

A summary of financial instruments at November 30, 2005 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date(s)	Contracts	Position	Cost	Value	Appreciation
03/06	141 U.S. Treasury Bond	Short	$(15,866,307)	$(15,796,406)	$69,901

At November 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$64,566,638
Gross unrealized appreciation	$4,719,414
Gross unrealized depreciation	(309,206)
Net unrealized appreciation	$4,410,208

5

Eaton Vance North Carolina Municipals Fund                                                                     as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.3%

Principal
Amount
(000’s omitted)	Security	Value
Education — 11.4%
$2,700	North Carolina Educational Facilities Finance Agency, (Duke University), 5.125%, 10/1/41	$2,764,719
7,410	University of North Carolina at Chapel Hill, 0.00%, 8/1/17	4,415,545
1,980	University of North Carolina at Chapel Hill, 0.00%, 8/1/21	959,073
		$8,139,337
Electric Utilities — 22.6%
5,000	North Carolina Eastern Municipal Power Agency, 6.125%, 1/1/09	5,348,100
1,250	North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/26	1,374,825
3,500	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	3,829,420
2,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,207,900
2,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,207,900
2,000	Puerto Rico Electric Power Authority, Variable Rate, 6.976%, 7/1/29 (1)(2)	2,114,980
1,000	Wake County, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	1,060,600
		$16,143,725
Escrowed / Prerefunded — 15.7%
1,000	Charlotte, Prerefunded to 6/1/10, 5.60%, 6/1/20	1,104,420
1,000	Charlotte, Water and Sewer, Prerefunded to 6/1/10, 5.25%, 6/1/25	1,081,390
1,000	New Hanover County, Prerefunded to 11/1/10, 5.75%, 11/1/17	1,116,640
3,000	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	2,958,870
2,210	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 5.00%, 1/1/17 (3)	2,384,678
440	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 5.00%, 1/1/21	474,980
1,500	North Carolina Medical Care Commission, (Annie Penn Memorial Hospital), Prerefunded to 1/1/15, 5.375%, 1/1/22	1,580,730
465	North Carolina Medical Care Commission, (Gaston Health Care), Prerefunded to 2/15/08, 5.00%, 2/15/29	485,651
		$11,187,359
General Obligations — 1.5%
1,000	Charlotte, 5.00%, 7/1/29	1,041,250
		$1,041,250
Hospital — 3.6%
500	Charlotte-Mecklenberg Hospital Authority, 5.00%, 1/15/31	506,815
535	North Carolina Medical Care Commission, (Gaston Health Care), 5.00%, 2/15/29	537,680

1

$1,000	North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.375%, 6/1/32	$1,027,940
500	North Carolina Medical Care Commission, (Union Regional Medical Center), 5.375%, 1/1/32	512,215
		$2,584,650
Housing — 3.5%
1,400	Charlotte Housing Authority, (Double Oaks), FHA, (FNMA), 7.35%, 5/15/26	1,453,732
285	Guam Housing Corp., Single Family, (AMT), 5.75%, 9/1/31	313,018
735	North Carolina HFA, MFMR, (AMT), 6.45%, 9/1/27	751,317
970	Raleigh Housing Authority, Multifamily, (Cedar Point), 7.00%, 11/1/30 (4)	10
		$2,518,077
Insured-Education — 5.4%
1,000	Appalachian State University, (MBIA), 5.00%, 7/15/24	1,050,220
1,375	East Carolina University, (AMBAC), 5.25%, 11/1/21	1,467,455
1,320	North Carolina Educational Facilities Finance Agency, (Johnson & Wales University), (XLCA), 5.00%, 4/1/33	1,351,244
		$3,868,919
Insured-Escrowed/Prerefunded — 3.9%
1,745	Broad River, Water Authority Water System, (MBIA), Prerefunded to 6/1/10, 5.375%, 6/1/26	1,896,047
800	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 6.824%, 7/1/28 (1)(2)	870,784
		$2,766,831
Insured-General Obligations — 2.0%
280	Puerto Rico, (MBIA), Variable Rate, 10.095%, 7/1/20 (1)(5)	399,650
995	Smithville Township, Brunswick County, (MBIA), 5.00%, 6/1/24	1,045,297
		$1,444,947
Insured-Hospital — 7.4%
1,200	North Carolina Medical Care Commission, (Betsy Johnson), (FSA), 5.375%, 10/1/24	1,302,420
2,000	North Carolina Medical Care Commission, (Cleveland County Healthcare), (AMBAC), 5.00%, 7/1/35	2,049,000
935	North Carolina Medical Care Commission, (Memorial Mission Hospital), (FSA), 0.00%, 10/1/06	909,755
1,500	North Carolina Medical Care Commission, (Wilson Memorial Hospital), (AMBAC), 0.00%, 11/1/15	981,015
		$5,242,190
Insured-Lease Revenue / Certificates of Participation — 0.8%
420	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 8.804%, 6/1/24 (1)(5)	542,396
		$542,396

2

Insured-Transportation — 5.3%
$500	Charlotte Airport, (MBIA), (AMT), 5.25%, 7/1/21	$525,900
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	1,102,320
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 8.599%, 7/1/36 (1)(5)	1,127,940
1,000	Raleigh Durham, Airport Authority, (FGIC), 5.00%, 11/1/31	1,023,370
		$3,779,530
Insured-Water and Sewer — 2.9%
500	Brunswick County, (FSA), Enterprise System Water and Sewer Revenue, 5.25%, 4/1/26	534,215
1,500	Kannapolis, Water and Sewer, (FSA), (AMT), 5.25%, 2/1/26	1,560,270
		$2,094,485
Lease Revenue/Certificates of Participation — 3.6%
1,000	Charlotte, (Government Facilities), 5.00%, 6/1/28	1,022,590
1,500	Charlotte, (Government Facilities), 5.00%, 6/1/33	1,528,170
		$2,550,760
Other Revenue — 1.7%
1,000	Puerto Rico Infrastructure Financing Authority, Variable Rate, 10.188%, 10/1/34 (1)(5)	1,229,610
		$1,229,610
Senior Living / Life Care — 0.4%
250	North Carolina Medical Care Commission Retirement (United Methodist), 5.25%, 10/1/24	255,183
		$255,183
Transportation — 0.7%
500	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	501,525
		$501,525
Water and Sewer — 6.9%
1,700	Charlotte, Storm Water, 5.00%, 6/1/25	1,769,105
2,975	Charlotte, Water and Sewer, 5.125%, 6/1/26	3,112,772
		$4,881,877
Total Tax-Exempt Investments — 99.3% (identified cost $67,179,659)		$70,772,651
Other Assets, Less Liabilities — 0.7%		$529,283
Net Assets — 100.0%		$71,301,934

3

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2005, 27.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 10.1% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the aggregate value of the securities is $6,285,360 or 8.8% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)	Defaulted bond.
(5)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.

A summary of financial instruments at November 30, 2005 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/06	250 U.S. Treasury Bond	Short	$(28,008,703)	$(28,007,812)	$891

At November 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$67,041,565
Gross unrealized appreciation	$4,772,065
Gross unrealized depreciation	(1,040,979)
Net unrealized appreciation	$3,731,086

4

Eaton Vance Oregon Municipals Fund                                                                                     as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.8%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 2.3%
$2,000	Western Generation Agency, (Wauna Cogeneration), (AMT), 7.40%, 1/1/16	$2,027,260
		$2,027,260
Education — 1.2%
1,000	Oregon State Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,021,370
		$1,021,370
Electric Utilities — 2.3%
1,000	Northern Wasco County, (Bonneville Power Administration), 5.20%, 12/1/24	1,001,310
1,000	Port of Morrow, Pollution Control, (Portland General Electric), 5.20%, 5/1/33	1,034,830
		$2,036,140
Escrowed / Prerefunded — 3.4%
1,250	Portland, Community College District, Prerefunded to 6/1/11, 5.00%, 6/1/21	1,335,687
1,500	Umatilla County, Hospital Facility Authority, (Catholic Health Initiatives), Escrowed to Maturity, 5.50%, 3/1/32	1,632,330
		$2,968,017
General Obligations — 13.4%
1,565	Oregon Board of Higher Education, 0.00%, 8/1/20	805,412
4,425	Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	4,431,239
730	Oregon Veterans Welfare, 5.25%, 10/1/42	739,570
1,655	Oregon Veterans Welfare, 5.50%, 12/1/42	1,695,812
510	Oregon Veterans Welfare, 5.90%, 10/1/17	513,504
3,440	Portland, (Headwater Apartments), 5.00%, 4/1/25	3,604,501
		$11,790,038
Hospital — 2.5%
2,105	Hood River County, Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	2,172,823
		$2,172,823
Housing — 18.5%
930	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	937,087
750	Oregon Housing and Community Services Department, MFMR, (AMT), 5.70%, 7/1/29	766,980
1,500	Oregon Housing and Community Services Department, MFMR, (AMT), 6.20%, 7/1/28	1,539,015

1

$2,500	Oregon Housing and Community Services Department, MFMR, (FHA), (AMT), 5.00%, 7/1/47	$2,454,775
905	Oregon Housing and Community Services Department, SFMR, (AMT), 6.20%, 7/1/27	928,639
630	Oregon Housing and Community Services Department, SFMR, (AMT), 6.40%, 7/1/26	643,035
630	Oregon Housing and Community Services Department, SFMR, (AMT), 6.45%, 7/1/26	643,217
3,710	Portland Housing Authority, MFMR, (Berry Ridge), (AMT), 6.30%, 5/1/29	3,774,035
2,875	Portland Housing Authority, MFMR, (Cherry Blossom), (AMT), 6.20%, 12/20/36	2,987,729
1,500	Washington County Housing Authority, MFMR, (Bethany Meadows), (AMT), 5.85%, 9/1/27	1,570,020
		$16,244,532
Industrial Development Revenue — 7.4%
590	Oregon EDA, (Georgia-Pacific), (AMT), 5.70%, 12/1/25	563,597
3,500	Port of Astoria, PCR, (James River Corp.), 6.55%, 2/1/15	3,501,155
505	Port of Portland, (North Portland Crown Zellerbach Corp.), 6.125%, 5/15/08	508,787
2,250	Port of Portland, Special Obligation Revenue Bonds, (Delta Airlines, Inc.), (AMT), 6.20%, 9/1/22	402,187
1,250	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	864,587
920	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	655,675
		$6,495,988
Insured-Education — 4.5%
4,850	Oregon Health Science University, (MBIA), 0.00%, 7/1/21	2,390,904
1,500	Oregon Health Science University, (MBIA), 5.00%, 7/1/32	1,545,480
		$3,936,384
Insured-Electric Utilities — 3.3%
750	Emerald People’s Utility District, (FSA), 5.25%, 11/1/22	804,390
1,000	Eugene, Electric Utility, (FSA), 5.25%, 8/1/22	1,063,100
1,000	Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26	1,052,820
		$2,920,310
Insured-Escrowed/Prerefunded — 7.0%
1,750	Clackamas County, School District No. 007J, (Lake Oswego), (MBIA), Prerefunded to 6/1/11, 5.00%, 6/1/26 (1)	1,869,963
1,400	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 8.243%, 7/1/28 (2)(3)	1,585,808

2

$1,300	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 8.59%, 7/1/32 (2)(3)	$1,597,375
950	Umatilla County, School District No. 008R, Prerefunded to 6/15/09, (MBIA), Variable Rate, 7.09%, 6/15/19 (2)(4)	1,061,160
		$6,114,306
Insured-General Obligations — 11.6%
1,000	Columbia, School District No. 502, (FGIC), 0.00%, 6/1/17	602,880
1,000	Deschutes and Jefferson County, School District No. 2J, (FGIC), 0.00%, 6/15/18	573,130
200	Jefferson County, School District No. 509J, (FGIC), 5.00%, 6/15/22	209,426
500	Jefferson County, School District No. 509J, (FGIC), 5.25%, 6/15/19	536,990
2,000	Linn County, School District No. 9, (Lebanon), (FGIC), 5.50%, 6/15/27	2,320,980
1,000	Linn County, School District No. 9, (Lebanon), (FGIC), Variable Rate, 12.31%, 6/15/30 (2)(3)	1,633,120
1,470	Marion County, (AMBAC), 5.50%, 6/1/23	1,686,384
200	Puerto Rico, (MBIA), Variable Rate, 10.095%, 7/1/20 (2)(3)	285,464
2,000	Washington County, School District No. 15, (Forest Grove), (FSA), 5.50%, 6/15/21	2,285,900
		$10,134,274
Insured-Hospital — 0.6%
500	Oregon Health, Housing, Educational and Cultural Facilities Authority, (Peace Health), (AMBAC), 5.00%, 11/15/32	511,215
		$511,215
Insured-Lease Revenue / Certificates of Participation — 4.7%
1,000	Oregon Department of Administration Services, (FGIC), 5.00%, 11/1/20	1,061,400
1,000	Oregon Department of Administration Services, (FGIC), 5.00%, 11/1/21	1,057,250
1,500	Oregon Department of Administration Services, (MBIA), 5.25%, 11/1/20	1,599,315
300	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 8.804%, 6/1/24 (2)(3)	387,426
		$4,105,391
Insured-Special Tax Revenue — 1.0%
830	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	278,548
450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	94,514
3,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/45	524,175
		$897,237

3

Insured-Transportation — 2.1%
$1,000	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	$1,105,350
700	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 8.595%, 7/1/32 (2)(3)	762,216
		$1,867,566
Insured-Water and Sewer — 4.0%
1,575	Albany, Water Revenue, (FGIC), 5.125%, 8/1/26	1,651,687
1,000	Portland, Sewer System, (FSA), 5.00%, 6/1/23	1,044,160
750	Washington County, Clean Water Services, (Senior Lien), (FGIC), 5.00%, 10/1/21	788,535
		$3,484,382
Other Revenue — 0.5%
300	Puerto Rico Infrastructure Financing Authority, Variable Rate, 14.705%, 10/1/32 (2)(3)	414,804
		$414,804
Senior Living / Life Care — 2.0%
1,750	Clackamas County, Hospital Facility Authority, (Homewoods), 5.15%, 10/20/37	1,793,015
		$1,793,015
Special Tax Revenue — 3.8%
2,475	Portland Limited Tax General Obligation, 0.00%, 6/1/22	1,159,092
2,000	Tri-County Metropolitan Transportation District, Variable Rate, 6.71%, 8/1/19 (2)(4)	2,212,920
		$3,372,012
Transportation — 2.7%
2,000	Oregon Department of Transportation, (Highway User Tax), 5.125%, 11/15/26	2,089,720
300	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	300,915
		$2,390,635
Total Tax-Exempt Investments — 98.8% (identified cost $84,671,180)		$86,697,699
Other Assets, Less Liabilities — 1.2%		$1,090,271
Net Assets — 100.0%		$87,787,970

4

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2005, 39.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 14.5% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the aggregate value of the securities is $9,940,293 or 11.3% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.
(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.

A summary of financial instruments at November 30, 2005 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
03/06	250 U.S. Treasury Bond	Short	$(28,008,703)	$(28,007,812)	$891

At November 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$84,561,079
Gross unrealized appreciation	$4,011,236
Gross unrealized depreciation	(1,874,616)
Net unrealized appreciation	$2,136,620

5

Eaton Vance South Carolina Municipals Fund                                                                     as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.9%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 1.1%
$750	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	$776,715
		$776,715
Escrowed / Prerefunded — 2.6%
695	Kershaw County, School District, Prerefunded to 2/1/10, 5.00%, 2/1/18	735,581
1,000	Medical University Hospital Authority, Prerefunded to 8/15/12, 6.50%, 8/15/32	1,163,630
		$1,899,211
General Obligations — 12.4%
1,500	Charleston County, School District, 5.00%, 2/1/25	1,572,855
3,000	Lexington County, School District No. 1, 4.75%, 2/1/28	3,037,260
1,000	Puerto Rico, Variable Rate, 7.706%, 7/1/29 (1)(2)	1,234,180
1,085	Richland County, General Obligation, Sewer System, (Broad River), 5.125%, 3/1/29	1,129,149
310	South Carolina, 3.00%, 8/1/22	256,993
2,360	South Carolina, 3.25%, 8/1/30	1,832,304
		$9,062,741
Hospital — 4.1%
1,000	Lexington County, (Health Services District, Inc., 5.50%, 11/1/32	1,040,610
250	South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.625%, 11/15/30	262,300
1,500	South Carolina Jobs Economic Development Authority, (Palmetto Health), 6.375%, 8/1/34	1,668,675
		$2,971,585
Housing — 0.8%
600	South Carolina Housing Finance Authority, SFMR, 6.45%, 7/1/17	604,206
		$604,206
Industrial Development Revenue — 4.6%
1,400	Darlington County, (Sonoco Products), (AMT), 6.00%, 4/1/26 (3)	1,433,978
135	Florence County, (Stone Container), 7.375%, 2/1/07	135,490
400	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	276,668
1,400	Richland County, Environmental Improvement, (International Paper Co.), (AMT), 6.10%, 4/1/23	1,499,680
		$3,345,816

1

Insured-Education — 8.3%
$500	Citadel Military College, (AMBAC), 4.50%, 4/1/23	$502,055
1,000	College of Charleston, Academic and Administrative Facilities, (XLCA), 5.125%, 4/1/30	1,034,480
1,250	College of Charleston, Academic and Administrative Facilities, (XLCA), 5.375%, 4/1/25 (3)	1,345,500
500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (MBIA), Variable Rate, 8.595%, 7/1/33 (1)(4)	560,900
1,345	University of South Carolina, (AMBAC), 4.75%, 5/1/27	1,360,467
1,285	University of South Carolina, (MBIA), 4.50%, 6/1/29	1,247,067
		$6,050,469
Insured-Electric Utilities — 8.7%
7,500	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/29	2,394,075
2,940	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/32	797,210
2,195	Piedmont Municipal Power Agency, (FGIC), 0.00%, 1/1/23	965,822
750	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 7.29%, 7/1/29 (1)(2)	847,380
250	South Carolina Public Service Authority, (AMBAC), 4.75%, 1/1/32	249,805
1,000	South Carolina Public Service Authority, (FSA), 5.125%, 1/1/21	1,071,460
		$6,325,752
Insured-Escrowed/Prerefunded — 1.0%
260	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 8.243%, 7/1/28 (1)(4)	294,507
330	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 8.59%, 7/1/32 (1)(4)	405,487
		$699,994
Insured-General Obligations — 5.6%
1,300	Berkeley County, (FSA), 2.00%, 9/1/25	858,559
1,750	Jasper County, School District, (MBIA), 5.25%, 3/1/26 (5)	1,877,767
1,000	Lancaster County, School District, (FSA), 4.75%, 3/1/18	1,029,190
200	Puerto Rico, (MBIA), Variable Rate, 10.095%, 7/1/20 (1)(4)	285,464
		$4,050,980
Insured-Hospital — 1.4%
1,000	Florence County, (McLeod Regional Medical Center), (FSA), 5.25%, 11/1/34	1,049,470
		$1,049,470
Insured-Lease Revenue / Certificates of Participation — 0.7%
415	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 8.804%, 6/1/24 (1)(4)	535,939
		$535,939

2

Insured-Other Revenue — 2.4%
$1,710	Columbia, (CIFG), 5.00%, 2/1/25 (5)	$1,767,713
		$1,767,713
Insured-Pooled Loans — 2.5%
1,660	Puerto Rico Municipal Finance Agency, (FSA), Variable Rate, 8.595%, 8/1/27 (1)(4)	1,840,973
		$1,840,973
Insured-Special Tax Revenue — 4.1%
1,000	Myrtle Beach, (Hospitality Fee), (FGIC), 5.375%, 6/1/24	1,079,950
4,500	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,050,255
2,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	831,628
		$2,961,833
Insured-Transportation — 9.6%
1,480	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/35	1,530,631
1,000	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	1,025,620
1,450	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	1,602,758
330	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 8.595%, 7/1/32 (1)(4)	359,330
1,095	Richland-Lexington, Airport District, (AMT), (CIFG), 5.00%, 1/1/21	1,138,504
1,250	South Carolina Transportation Infrastructure, (AMBAC), 5.25%, 10/1/31	1,313,075
		$6,969,918
Insured-Utilities — 7.7%
2,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32 (6)	2,304,020
1,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	1,157,230
2,000	South Carolina Jobs Economic Development Authority, (South Carolina Electric and Gas Co.), (AMBAC), 5.20%, 11/1/27	2,116,240
		$5,577,490
Insured-Water and Sewer — 18.1%
750	Beaufort-Jasper, Water and Sewer Authority, (FSA), 5.00%, 3/1/26	772,043
1,000	Berkeley County, (FSA), 4.75%, 6/1/29	1,009,520
1,000	Dorchester County, Water and Sewer System, (MBIA), 5.00%, 10/1/28	1,034,320
1,000	Easley, (FSA), 5.00%, 12/1/27 (3)	1,030,660
2,000	Easley, (FSA), 5.00%, 12/1/34	2,070,860
1,500	Grand Strand, Water and Sewer Authority, (FSA), 5.00%, 6/1/26	1,545,720
2,170	Lugoff-Elgin, Water Authority, (MBIA), 4.00%, 10/1/23	2,023,894

3

$2,230	Spartanburg, Sanitary Sewer District, (MBIA), 4.50%, 3/1/30	$2,161,004
500	Spartanburg, Sanitary Sewer District, (MBIA), 5.00%, 3/1/26	517,110
1,000	Spartanburg, Sewer System, (MBIA), 5.25%, 3/1/30	1,059,290
		$13,224,421
Other Revenue — 3.8%
550	Puerto Rico Infrastructure Financing Authority, Variable Rate, 10.188%, 10/1/32 (1)(4)	676,286
2,000	Tobacco Settlement Management Authority, 6.375%, 5/15/28	2,106,740
		$2,783,026
Pooled Loans — 1.4%
1,000	South Carolina Education Authority, Student Loan, (AMT), 6.30%, 9/1/08	1,001,530
		$1,001,530
Total Tax-Exempt Investments — 100.9% (identified cost $70,444,956)		$73,499,782
Other Assets, Less Liabilities — (0.9)%		$(625,860)
Net Assets — 100.0%		$72,873,922

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2005, 59.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.2% to 19.1% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the aggregate value of the securities is $7,040,446 or 9.7% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.
(3)	Security (or a portion thereof) has been segregated to cover when-issued securities.

4

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.
(5)	When-issued security.
(6)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at November 30, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
03/06	225 U.S. Treasury Bond	Short	$(25,207,832)	$(25,207,031)	$801

At November 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$70,420,486
Gross unrealized appreciation	$3,375,938
Gross unrealized depreciation	(296,642)
Net unrealized appreciation	$3,079,296

5

Eaton Vance Tennessee Municipals Fund                                                                               as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.0%

Principal
Amount
(000’s omitted)	Security	Value
Education — 3.0%
$1,500	Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), 5.00%, 10/1/28	$1,531,200
		$1,531,200
Electric Utilities — 3.0%
1,000	Metropolitan Government of Nashville and Davidson County, Electric Revenue, 5.125%, 5/15/26	1,033,300
500	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	514,370
		$1,547,670
Escrowed / Prerefunded — 1.6%
750	Metropolitan Government of Nashville and Davidson County, (Charity Obligated Group), Prerefunded to 5/1/10, 5.125%, 11/1/27	797,220
		$797,220
Hospital — 4.6%
500	Knox County, HEFA, (East Tennessee Hospital), 5.75%, 7/1/33	524,215
1,000	Montgomery County, (Clarksville Regional Health System), 5.375%, 1/1/28	1,002,130
750	Sullivan County, Health Education and Facility Board, (Wellmont Health System), 6.25%, 9/1/22	817,695
		$2,344,040
Housing — 0.9%
455	Tennessee Housing Development Agency, (AMT), 5.375%, 7/1/23	463,217
		$463,217
Industrial Development Revenue — 2.0%
500	Hardeman County, (Correctional Facilities Corp.), 7.75%, 8/1/17	518,415
500	McMinn County, (Calhoun Newsprint - Bowater), (AMT), 7.40%, 12/1/22	505,550
		$1,023,965
Insured-Cogeneration — 2.0%
1,000	Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 10/1/33	1,025,240
		$1,025,240

1

Insured-Education — 4.8%
$1,000	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 5.00%, 12/1/24	$1,016,360
1,230	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	1,441,867
		$2,458,227
Insured-Electric Utilities — 17.8%
650	Bristol, Electric Revenue, (AMBAC), 4.75%, 9/1/24	662,415
1,000	Lawrenceburg, Electric, (MBIA), 6.625%, 7/1/18	1,229,070
1,750	Madison County Suburban Utility District, (MBIA), 5.00%, 2/1/19	1,801,152
400	Memphis, Electric System, (MBIA), Variable Rate, 10.122%, 12/1/17 (1)(2)	492,368
1,000	Metropolitan Government of Nashville and Davidson County, Electric Revenue, (AMBAC), 5.00%, 5/15/29	1,035,190
2,000	Metropolitan Government of Nashville and Davidson County, Electric Revenue, (MBIA), 0.00%, 5/15/17	1,200,420
1,000	Pleasant View Utility District, (MBIA), 5.00%, 9/1/32	1,042,260
955	Puerto Rico Electric Power Authority, (FSA), 5.125%, 7/1/26	1,005,443
250	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/32	258,355
250	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 10.095%, 7/1/16 (1)(2)	348,715
		$9,075,388
Insured-Escrowed/Prerefunded — 10.5%
250	Chattanooga, (Memorial Hospital), (MBIA), Escrowed to Maturity, 6.625%, 9/1/09	277,960
500	Greene County, (FGIC), Prerefunded to 6/1/11, 5.00%, 6/1/26	530,765
1,500	Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (MBIA), Prerefunded to 7/1/23, 5.125%, 7/1/25	1,561,920
300	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/06, Variable Rate, 10.163%, 7/1/26 (1)(2)	325,974
500	Puerto Rico Public Finance Corp., (AMBAC), Prerefunded to 6/1/08, Variable Rate, 6.74%, 6/1/26 (1)(3)	548,695
500	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	538,125
1,500	Shelby County, (Lebonheur Children’s Hospital), (MBIA), Escrowed to Maturity, 5.50%, 8/15/12	1,608,165
		$5,391,604
Insured-General Obligations — 12.3%
1,425	Franklin, Special School District, (FSA), 0.00%, 6/1/19	770,098
2,500	Franklin, Special School District, (FSA), 0.00%, 6/1/20	1,283,550
500	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	544,245
1,000	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (FSA), 5.00%, 7/1/26	1,025,660

2

$500	Lincoln County, (FGIC), 5.25%, 4/1/21	$558,590
700	Puerto Rico, (FSA), Variable Rate, 9.44%, 7/1/27 (1)(2)	829,101
250	Putnam County, (FGIC), 5.25%, 4/1/20	278,473
1,000	Rutherford County, (MBIA), 4.50%, 4/1/30	978,940
		$6,268,657
Insured-Hospital — 4.1%
500	Bristol, (Bristol Memorial Hospital), (FGIC), 6.75%, 9/1/10	558,665
1,500	Knox County, HEFA, (Covenant Health), (FSA), 5.00%, 1/1/26	1,539,525
		$2,098,190
Insured-Lease Revenue / Certificates of Participation — 0.9%
340	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 8.804%, 6/1/24 (1)(2)	439,083
		$439,083
Insured-Pooled Loans — 2.0%
1,000	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27	1,036,340
		$1,036,340
Insured-Special Tax Revenue — 4.9%
1,285	Memphis-Shelby County Sports Authority, Inc., (Memphis Arena), (AMBAC), 5.125%, 11/1/29	1,334,498
3,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	738,540
1,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	454,913
		$2,527,951
Insured-Transportation — 6.8%
1,500	Memphis-Shelby County Airport Authority, (MBIA), (AMT), 6.00%, 3/1/24	1,614,480
1,000	Memphis-Shelby County Airport Authority, (MBIA), (AMT), 6.50%, 2/15/09	1,079,220
750	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	769,215
		$3,462,915
Insured-Water and Sewer — 14.8%
1,000	Clarksville, Water, Sewer and Gas, (FSA), 5.25%, 2/1/18	1,103,710
1,500	Davidson and Williamson Counties, Harpeth Valley Utilities District, (MBIA), 5.00%, 9/1/34	1,547,640
750	Knoxville, Waste Water System, (MBIA), 4.75%, 4/1/32	752,483
1,000	Metropolitan Government of Nashville and Davidson County, Water System, (FGIC), 5.20%, 1/1/13	1,090,440

3

$2,000	West Wilson Utility District, Waterworks, (MBIA), 5.00%, 6/1/34 (4)	$2,055,060
1,000	White House Utility District, Water and Wastewater, (Robertson and Sumner Counties), (FSA), 5.00%, 1/1/32	1,025,520
		$7,574,853
Total Tax-Exempt Investments — 96.0% (identified cost $46,240,165)		$49,065,760
Other Assets, Less Liabilities — 4.0%		$2,063,026
Net Assets — 100.0%		$51,128,786

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Tennessee municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2005, 84.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 37.0% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the aggregate value of the securities is $2,983,936 or 5.8% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.
(3)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at November 30, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
03/06	104 U.S. Treasury Bond	Short	$(11,702,808)	$(11,651,250)	$51,558

4

At November 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$46,223,301
Gross unrealized appreciation	$3,003,418
Gross unrealized depreciation	(160,959)
Net unrealized appreciation	$2,842,459

5

Eaton Vance Virginia Municipals Fund                                                                                   as of November 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.2%

Principal
Amount
(000’s omitted)	Security	Value
Education — 6.0%
$1,000	Alexandria IDA, (Episcopal High School), 4.50%, 1/1/35	$957,730
2,000	University of Virginia, 5.00%, 6/1/37	2,080,860
3,320	Virginia College Building Authority, 4.75%, 9/1/35	3,330,392
		$6,368,982
Electric Utilities — 1.0%
1,000	Puerto Rico Electric Power Authority, Variable Rate, 6.976%, 7/1/29 (1)(2)	1,057,490
		$1,057,490
Escrowed / Prerefunded — 1.8%
1,750	Virginia Resource Authority, Clean Water, (Revolving Fund), Prerefunded to 10/1/10, 5.625%, 10/1/22	1,916,897
		$1,916,897
General Obligations — 3.4%
1,390	Peninsula Airport Commission, (City Guaranteed), (AMT), 5.50%, 7/15/21	1,485,340
2,000	Virginia Public School Authority, 5.00%, 8/1/21	2,108,920
		$3,594,260
Hospital — 8.5%
2,250	Albemarle County IDA, (Martha Jefferson Hospital), 5.25%, 10/1/35	2,295,247
1,500	Fairfax County IDA, (Inova Health System), 5.00%, 8/15/14	1,605,315
2,000	Fairfax County IDA, (Inova Health System), 5.00%, 8/15/15	2,130,960
1,670	Fairfax County IDA, (Inova Health System), Variable Rate, 8.524%, 8/15/23 (1)(3)	1,938,670
1,000	Prince William County IDA, (Potomac Hospital Corp.), 5.35%, 10/1/36	1,042,810
		$9,013,002
Housing — 3.0%
1,000	Alexandria Redevelopment and Housing Authority, MFMR, (Buckingham Village Apartments), (AMT), 5.45%, 7/1/18	1,021,450
2,105	Multifamily Housing Bond Pass Through Certificates of Beneficial Owners, (Prince William County), (AMT), 6.00%, 11/1/33	2,168,550
		$3,190,000

Industrial Development Revenue — 3.4%
$1,250	James City County IDA, (Anheuser Busch), (AMT), 6.00%, 4/1/32	$1,283,775
2,270	Norfolk Airport Authority, (AMT), 6.25%, 1/1/30	2,351,834
		$3,635,609
Insured-Education — 10.0%
3,000	Virginia College Building Authority, (Regent University), (MBIA), 5.125%, 10/1/31	3,096,510
6,655	Virginia College Building Authority, (Washington and Lee University), (MBIA), 5.25%, 1/1/31	7,427,512
		$10,524,022
Insured-Electric Utilities — 3.3%
165	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 9.187%, 7/1/29 (1)(3)	197,135
700	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 10.095%, 7/1/16 (1)(3)	976,402
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,118,600
1,000	Puerto Rico Electric Power Authority, RITES, (FSA), Variable Rate, 9.453%, 7/1/29 (1)(3)	1,194,760
		$3,486,897
Insured-General Obligations — 4.0%
1,170	Fairfax, (MBIA), 4.50%, 1/15/36	1,147,981
1,305	Portsmouth, (MBIA), 4.25%, 4/1/23	1,266,711
1,000	Puerto Rico, (FSA), Variable Rate, 9.44%, 7/1/27 (1)(3)	1,184,430
400	Puerto Rico, (MBIA), Variable Rate, 10.095%, 7/1/20 (1)(3)	570,928
		$4,170,050
Insured-Hospital — 6.8%
1,500	Henrico County, (Bon Secours Health Systems), (MBIA), 6.25%, 8/15/20	1,813,530
5,000	Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	5,410,550
		$7,224,080
Insured-Housing — 1.2%
1,190	Virginia HDA, (MBIA), Variable Rate, 9.85%, 7/1/36 (1)(3)	1,285,866
		$1,285,866
Insured-Lease Revenue / Certificates of Participation — 4.1%
2,500	Front Royal and Warren County IDA, (FSA), 5.00%, 4/1/29	2,581,550
900	Powhatan County, EDA Lease Revenue, (AMBAC), 5.25%, 7/15/33	947,016
600	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 8.804%, 6/1/24 (1)(3)	774,852
		$4,303,418

Insured-Special Tax Revenue — 1.8%
$1,750	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$587,300
960	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	201,629
7,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	1,140,650
		$1,929,579
Insured-Transportation — 18.1%
5,000	Chesapeake Bay Bridge and Tunnel Commission District, (General Resolution), (MBIA), 5.50%, 7/1/25	5,770,600
1,000	Metro Washington, DC, Authority Airport System, (FGIC), (AMT), 5.00%, 10/1/33	1,013,850
1,000	Metro Washington, DC, Authority Airport System, (FGIC), (AMT), 5.25%, 10/1/32	1,031,180
3,255	Metro Washington, DC, Authority Airport System, (MBIA), (AMT), 5.50%, 10/1/27	3,434,318
1,000	Norfolk Airport Authority, (FGIC), 5.125%, 7/1/31	1,028,540
2,000	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	2,210,700
250	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 8.599%, 7/1/36 (1)(3)	281,985
3,900	Richmond, Metropolitan Authority Expressway, (FGIC), 5.25%, 7/15/22	4,344,054
		$19,115,227
Insured-Utilities — 1.0%
1,000	Richmond, Public Utilities, (FSA), 5.00%, 1/15/27	1,030,500
		$1,030,500
Insured-Water and Sewer — 5.6%
1,000	Henry County, Public Service Authority, Water and Sewer, (FSA), 5.50%, 11/15/19	1,137,940
1,000	Spotsylvania County, Water and Sewer, (FSA), 4.75%, 6/1/32	1,002,640
1,000	Upper Occoquan Sewage Authority, (MBIA), 5.15%, 7/1/20	1,102,220
2,500	Virginia Resource Authority, (MBIA), 5.50%, 5/1/26	2,688,025
		$5,930,825
Other Revenue — 4.3%
7,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	431,830
6,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	198,300
1,250	Prince William County IDA, (Catholic Diocese Arlington), 5.50%, 10/1/33	1,292,750

$1,300	Puerto Rico Infrastructure Financing Authority, Variable Rate, 10.188%, 10/1/34 (1)(3)	$1,598,493
1,000	Tobacco Settlement Financing Corp., Variable Rate, 9.123%, 6/1/37 (1)(3)(4)	1,008,750
		$4,530,123
Senior Living / Life Care — 1.0%
1,000	Virginia Beach Development Authority, (Westminster-Cantebury), 5.375%, 11/1/32	1,010,290
		$1,010,290
Special Tax Revenue — 0.7%
700	Heritage Hunt Community Development Authority, 6.85%, 3/1/19	721,623
		$721,623
Water and Sewer — 10.2%
4,250	Fairfax County Water Authority, 5.00%, 4/1/21 (5)	4,643,933
2,795	Fairfax County Water Authority, 5.25%, 4/1/27	3,149,350
3,020	Prince William County Service Authority, Water and Sewer, 4.50%, 7/1/35	2,940,363
		$10,733,646
Total Tax-Exempt Investments — 99.2% (identified cost $97,788,122)		$104,772,386
Other Assets, Less Liabilities — 0.8%		$800,011
Net Assets — 100.0%		$105,572,397

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2005, 56.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 29.5% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the aggregate value of the securities is $12,069,761 or 11.4% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.
(4)	Security is subject to a shortfall and forbearance agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at November 30, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
03/06	383 U.S. Treasury Bond	Short	$(43,165,111)	$(42,907,969)	$257,142

At November 30, 2005, the Fund had sufficient cash and/or securities to cover margin requirements on open futures.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$97,662,782
Gross unrealized appreciation	$7,519,009
Gross unrealized depreciation	(409,405)
Net unrealized appreciation	$7,109,604

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	January 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	January 23, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	January 23, 2006